        PUTNAM HARTFORD CAPITAL MANAGER OUTLOOK (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 10, 2002
                     TO THE PROSPECTUS DATED AUGUST 5, 2002


If you sign the application for your Contract on or after September 10, 2002, or if your Contract is issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.









  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-3831
333-39608